Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nuveen Equity Long/Short Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	[1]	20.24%	23.77%	(15.15%)	32.55%	(1.03%)	6.07%	(2.57%)	19.00%	4.49%	0.06%

[1]	Class A year-to-date total return as of September 30, 2025 was 9.74%. In 2023 and 2024, the Fund’s adviser made a payment to the Fund to reimburse certain expenses associated with the Fund’s short positions that were unnecessarily incurred due to an operational issue. These payments had the effect of increasing the Fund’s total returns in 2023 and 2024. Without these payments, Class A total return in 2023 and 2024 would have been 19.71% and 16.59%, respectively. The performance of the other share classes will differ due to their different expense structures.